Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of associates [line items]
Revenue		$ 32,307	$ 31,416
Net income		7,528	10,174
Total assets		1,410,789	1,349,418
Total liabilities		1,332,122	1,274,669
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue	[1]	1,347	1,260
Net income	[1]	368	399
Total assets	[1]		6,870
Total liabilities	[1]		5,629
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	[1]	1,277	1,306
Net income	[1]	487	497
Total assets	[1]	80,803	67,864
Total liabilities	[1]	75,027	62,489
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	[1]	416	324
Net income	[1]	165	99
Total assets	[1]	7,636	7,181
Total liabilities	[1]	$ 6,616	$ 6,288

[1]	Based on the most recent available financial statements.